DEBT AND CAPITAL LEASES (Details 4) $ in Millions	Jan. 02, 2016 USD ($)
Long-term debt and capital leases
2016 (classified as current)	$ 3.7
2017	253.7
2018	3.7
2019	3.6
2020	268.3
2021 and thereafter	$ 444.2